Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Net Debt	$ 5,060	$ 4,282
Shareholders’ Equity	28,698	27,576	$ 23,596
Capitalization	$ 33,758	$ 31,858
Net Debt to Capitalization (percent)	15.00%	13.00%